Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services Division of Cross Country Healthcare, Inc. (Detail) (USD $)
In Thousands, unless otherwise specified
				0 Months Ended			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	May 07, 2014 Aptiv Solutions	May 07, 2014 Aptiv Solutions		Feb. 15, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services		Feb. 15, 2013 Clinical Trial Services Customer relationships acquired	Feb. 15, 2013 Clinical Trial Services Order Backlog
Business Acquisition [Line Items]
Property, plant and equipment					$ 6,924			$ 339
Goodwill	498,121	357,523	315,441		148,110	[1]		36,922	[2]
Intangible asset										3,300	600
Cash and cash equivalents					3,518			1,039
Accounts receivable					24,461			9,200
Unbilled revenue					19,217			2,128
Prepayments and other current assets					3,401			465
Non-current assets					2,911			6
Other liabilities					(37,732)			(2,285)
Payments on account					(31,094)
Non-current other liabilities					(18,615)			(16)
Net assets acquired					121,101			51,698
Cash consideration				143,500			51,897
Adjustments to cash consideration				(22,399)
Working capital adjustment								(199)
Net assets acquired					$ 121,101			$ 51,698

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. Goodwill related to the US portion of the business acquired is tax deductible. We are completing the purchase price allocation which will result in an element of the purchase price currently recorded as goodwill being ascribed to separately identifiable intangible assets.
[2]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.